COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	May 31, 2023	Feb. 28, 2023
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITIES

Maturity of Lease Liabilities	Operating Leases
May 31, 2024	$244,169
May 31, 2025	213,711
May 31, 2026	207,558
May 31, 2027	207,557
May 31, 2028	207,558
May 31, 2029 and after	605,378
Total lease payments	1,685,931
Less: Interest	(515,488)
Present value of lease liabilities	$1,170,443

Maturity of Lease Liabilities	Operating Leases
February 28, 2024	$248,669
February 28, 2025	219,863
February 28, 2026	207,558
February 28, 2027	207,558
February 28, 2028	207,558
February 28, 2029 and after	657,268
Total lease payments	1,748,474
Less: Interest	(549,263)
Present value of lease liabilities	$1,199,211